Investments Accounted for Using the Equity Method (Summarised Financial Information for Other Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Investments accounted for using the equity method	¥ 4,452,044	¥ 3,688,794
Profit for the year	6,154,159	5,981,473	¥ 3,310,411
Total comprehensive income	6,153,349	5,999,686	¥ 3,310,411
Other associates [member]
Disclosure of associates [line items]
Investments accounted for using the equity method	44,703	48,205
Profit for the year	5,933	7,423
Total comprehensive income	¥ 5,933	¥ 7,423